Other current receivables	6 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other current receivables	Trade receivables
The tables below detail the trade receivables balances as of September 30, 2022 and as of March 31, 2022:

As of September 30, 2022
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	193,356	43,770	2,774	239,900
Less: Loss allowance	(2,014)	—	(215)	(2,229)
Total	191,342	43,770	2,559	237,671

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	159,681	43,332	1,787	204,800
Trade receivables overdue:
Up to 3 months	30,507	428	595	31,530
3 months - 6 months	817	—	142	959
More than 6 months	337	10	35	382
Total	191,342	43,770	2,559	237,671

As of March 31, 2022
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	73,969	24,815	3,813	102,597
Less: Loss allowance	(1,864)	—	(264)	(2,128)
Total	72,105	24,815	3,549	100,469

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	61,878	24,532	1,966	88,376
Trade receivables overdue:
Up to 3 months	8,889	274	1,503	10,666
3 months - 6 months	744	—	39	783
More than 6 months	594	9	41	644
Total	72,105	24,815	3,549	100,469

The current trade receivables balances increased as of September 30, 2022, when compared to March 31, 2022, mostly driven by increased revenues between March, and September 2022, mainly in France, Italy, and Spain, and partially offset by shorter collection time in certain TFSS jurisdictions.
Other current receivables

(EUR thousand)	As of September 30	As of March 31
Other current receivables	2022	2022
Input VAT	8,794	9,541
DCC receivables	17,829	7,763
Advances and deposits	3,993	3,482
Withholding taxes	2,455	2,247
Others	571	1,075
Government grants	1,268	1,726
Total	34,910	25,834
For both disclosed periods, DCC receivables include acquirer settlements (financial institutions that process credit or debit card payments on behalf of a merchant), with the increase being a combination of higher AVPS revenue between the two periods, and the effect of a new acquirer which has longer-than-standard settlement terms.